Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

(in millions)	2018	2017
Supplemental Executive Retirement Plan	$143	$130
Renewable Energy Credits (Note 9 (viii))	88	62
Equity investment - BEL	76	73
Equity investment - Wataynikaneyap Partnership	43	22
Other investments	34	29
Defined benefit pension plan (Note 25)	26	31
Deferred compensation plan	26	24
Other (1)	116	109
	$552	$480

(1)	Other assets are generally recorded at cost and recovered or amortized over the estimated period of future benefit, where applicable. Other assets also include the fair value of derivatives (Note 28).